Intangible Assets, Net (Details) - Schedule of intangible assets, net ¥ in Thousands, $ in Thousands		Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 CNY (¥)
Brand names
Total costs		¥ 550,856		¥ 553,884
Less: accumulated amortization		(65,034)		(49,369)
Intangible assets, net		485,822	$ 75,200	504,515
with indefinite lives [Member]
Brand names
Intangible assets with indefinite lives		398,789		411,240
With definite lives [Member]
Brand names
Intangible assets with indefinite lives		50,486		50,486
Trademarks [Member]
Brand names
Intangible assets with indefinite lives		39,016		32,016
Non-Compete Agreements [Member]
Brand names
Intangible assets with indefinite lives		29,800		27,800
Student base [Member]
Brand names
Intangible assets with indefinite lives		22,451		23,152
Other [Member]
Brand names
Intangible assets with indefinite lives	[1]	¥ 10,314		¥ 9,190

[1]	Others include core curriculum, software, backlog and license.